Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
For purposes of this Pay Versus Performance section, all references to “compensation actually paid” mean such amounts as computed in accordance with Item 402(v) of Regulation S-K, which may be different from other compensation amounts discussed in the CD&A and elsewhere in this proxy statement. Mr. Lourenco Goncalves was our principal executive officer (“PEO”) for each Covered Year.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	COMPENSATION ACTUALLY PAID TO PEO (1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (1)(2)(3)	TOTAL SHAREHOLDER RETURN (4)	PEER GROUP TOTAL SHAREHOLDER RETURN (4)(5)	NET INCOME (LOSS) (in millions)	ADJUSTED EBITDA (in millions) (6)
2023	$26,183,928	$24,377,135	$6,207,396	$5,694,205	$292.35	$203.73	$450	$1,900
2022	$18,457,351	$5,088,110	$4,620,214	$2,514,425	$196.35	$177.02	$1,376	$3,169
2021	$24,494,731	$39,028,092	$4,104,246	$6,194,093	$265.34	$156.49	$3,033	$5,287
2020	$18,511,405	$37,952,040	$3,170,114	$5,987,817	$177.46	$115.97	$(81)	$353

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak	2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak	2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
Peer Group Issuers, Footnote	(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
PEO Total Compensation Amount	$ 26,183,928	$ 18,457,351	$ 24,494,731	$ 18,511,405
PEO Actually Paid Compensation Amount	$ 24,377,135	5,088,110	39,028,092	37,952,040
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the SCT by year to calculate CAP consist of:

	2023		2022		2021		2020
	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs
Total Compensation from SCT	$26,183,928	$6,207,396	$18,457,351	$4,620,214	$24,494,731	$4,104,246	$18,511,405	$3,170,114
Adjustments for Pension
SCT pension	$(1,944,300)	$(443,250)	$0	$0	$(420,600)	$(67,360)	$(684,200)	$(195,850)
Covered Year service cost	$22,049	$23,861	$27,241	$26,848	$28,442	$19,535	$23,957	$19,074
Prior service cost impacting Covered Year	$496,721	$79,374	$478,791	$66,448	$411,999	$44,884	$354,783	$44,266
Total Adjustments for Pension	$(1,425,530)	$(340,015)	$506,032	$93,296	$19,841	$(2,941)	$(305,460)	$(132,510)
Adjustments for Equity Awards
Grant date values in the SCT	$(11,860,431)	$(3,073,358)	$(9,260,335)	$(2,033,332)	$(7,060,185)	$(1,066,402)	$(4,127,534)	$(689,055)
Covered Year-end fair value of unvested awards granted in the Covered Year	$10,862,888	$2,814,868	$6,623,094	$1,454,262	$9,357,480	$1,413,396	$14,523,322	$2,424,540
Difference in fair value (between prior year-end and Covered Year-end) for unvested awards granted prior to Covered Year	$(92,874)	$(21,144)	$(3,818,727)	$(569,111)	$7,614,950	$1,114,689	$4,360,047	$696,980
Fair value at vest date for awards granted and vested in Covered Year	$0	$0	$0	$0	$0	$0	$0	$0
Difference in fair value (between prior year-end and vest date) for awards granted prior to Covered Year	$709,154	$106,458	$(7,419,305)	$(1,050,904)	$4,601,275	$631,104	$4,972,918	$514,898
Forfeitures during Covered Year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$17,342	$2,850
Total Adjustments for Equity Awards	$(381,263)	$(173,176)	$(13,875,273)	$(2,199,085)	$14,513,520	$2,092,787	$19,746,095	$2,950,213

Compensation Actually Paid (as calculated)	$24,377,135	$5,694,205	$5,088,110	$2,514,425	$39,028,092	$6,194,093	$37,952,040	$5,987,817
(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(3)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest year in the table through the end of each applicable year in the table, assuming reinvestment of dividends.

(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Non-PEO NEO Average Total Compensation Amount	$ 6,207,396	4,620,214	4,104,246	3,170,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,694,205	2,514,425	6,194,093	5,987,817
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the SCT by year to calculate CAP consist of:

	2023		2022		2021		2020
	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs
Total Compensation from SCT	$26,183,928	$6,207,396	$18,457,351	$4,620,214	$24,494,731	$4,104,246	$18,511,405	$3,170,114
Adjustments for Pension
SCT pension	$(1,944,300)	$(443,250)	$0	$0	$(420,600)	$(67,360)	$(684,200)	$(195,850)
Covered Year service cost	$22,049	$23,861	$27,241	$26,848	$28,442	$19,535	$23,957	$19,074
Prior service cost impacting Covered Year	$496,721	$79,374	$478,791	$66,448	$411,999	$44,884	$354,783	$44,266
Total Adjustments for Pension	$(1,425,530)	$(340,015)	$506,032	$93,296	$19,841	$(2,941)	$(305,460)	$(132,510)
Adjustments for Equity Awards
Grant date values in the SCT	$(11,860,431)	$(3,073,358)	$(9,260,335)	$(2,033,332)	$(7,060,185)	$(1,066,402)	$(4,127,534)	$(689,055)
Covered Year-end fair value of unvested awards granted in the Covered Year	$10,862,888	$2,814,868	$6,623,094	$1,454,262	$9,357,480	$1,413,396	$14,523,322	$2,424,540
Difference in fair value (between prior year-end and Covered Year-end) for unvested awards granted prior to Covered Year	$(92,874)	$(21,144)	$(3,818,727)	$(569,111)	$7,614,950	$1,114,689	$4,360,047	$696,980
Fair value at vest date for awards granted and vested in Covered Year	$0	$0	$0	$0	$0	$0	$0	$0
Difference in fair value (between prior year-end and vest date) for awards granted prior to Covered Year	$709,154	$106,458	$(7,419,305)	$(1,050,904)	$4,601,275	$631,104	$4,972,918	$514,898
Forfeitures during Covered Year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$17,342	$2,850
Total Adjustments for Equity Awards	$(381,263)	$(173,176)	$(13,875,273)	$(2,199,085)	$14,513,520	$2,092,787	$19,746,095	$2,950,213

Compensation Actually Paid (as calculated)	$24,377,135	$5,694,205	$5,088,110	$2,514,425	$39,028,092	$6,194,093	$37,952,040	$5,987,817
(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(3)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest year in the table through the end of each applicable year in the table, assuming reinvestment of dividends.

(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Equity Valuation Assumption Difference, Footnote	(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 292.35	196.35	265.34	177.46
Peer Group Total Shareholder Return Amount	203.73	177.02	156.49	115.97
Net Income (Loss)	$ 450,000,000	$ 1,376,000,000	$ 3,033,000,000	$ (81,000,000)
Company Selected Measure Amount	1,900,000,000	3,169,000,000	5,287,000,000	353,000,000
PEO Name	Lourenco Goncalves
Additional 402(v) Disclosure
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest year in the table through the end of each applicable year in the table, assuming reinvestment of dividends.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,944,300)	$ 0	$ (420,600)	$ (684,200)
PEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,049	27,241	28,442	23,957
PEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,721	478,791	411,999	354,783
PEO | Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,425,530)	506,032	19,841	(305,460)
PEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,860,431)	(9,260,335)	(7,060,185)	(4,127,534)
PEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,862,888	6,623,094	9,357,480	14,523,322
PEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,874)	(3,818,727)	7,614,950	4,360,047
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	709,154	(7,419,305)	4,601,275	4,972,918
PEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	17,342
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,263)	(13,875,273)	14,513,520	19,746,095
Non-PEO NEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(443,250)	0	(67,360)	(195,850)
Non-PEO NEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,861	26,848	19,535	19,074
Non-PEO NEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,374	66,448	44,884	44,266
Non-PEO NEO | Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,015)	93,296	(2,941)	(132,510)
Non-PEO NEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,073,358)	(2,033,332)	(1,066,402)	(689,055)
Non-PEO NEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,814,868	1,454,262	1,413,396	2,424,540
Non-PEO NEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,144)	(569,111)	1,114,689	696,980
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,458	(1,050,904)	631,104	514,898
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,850
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (173,176)	$ (2,199,085)	$ 2,092,787	$ 2,950,213